Investment Securities	12 Months Ended
Mar. 31, 2024
Investments, Debt and Equity Securities [Abstract]
Investment Securities	INVESTMENT SECURITIES
The following tables present the amortized cost, gross unrealized gains and losses, and fair value of Available-for-sale debt securities and Held-to-maturity debt securities at March 31, 2023 and 2024:

At March 31, 2023:	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(in millions)
Available-for-sale debt securities:
Japanese national government and Japanese government agency bonds	¥26,153,862	¥16,510	¥123,769	¥26,046,603
Japanese prefectural and municipal bonds	2,773,750	2,063	15,872	2,759,941
Foreign government and official institution bonds	3,029,042	2,072	108,372	2,922,742
Corporate bonds	1,051,347	9,791	2,977	1,058,161
Residential mortgage-backed securities	1,110,126	569	441	1,110,254
Asset-backed securities	1,418,563	16,116	4,364	1,430,315
Other debt securities	417,755	1,873	6,842	412,786
Total	¥35,954,445	¥48,994	¥262,637	¥35,740,802
Held-to-maturity debt securities:
Japanese national government and Japanese government agency bonds	¥13,860,457	¥32,927	¥19,789	¥13,873,595
Japanese prefectural and municipal bonds	1,144,825	2,473	7,808	1,139,490
Corporate bonds	46,730	213	3	46,940
Residential mortgage-backed securities	3,913,346	13,606	105,754	3,821,198
Asset-backed securities	2,554,723	19	49,809	2,504,933
Total	¥21,520,081	¥49,238	¥183,163	¥21,386,156

At March 31, 2024:	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(in millions)
Available-for-sale debt securities:
Japanese national government and Japanese government agency bonds	¥23,287,730	¥5,768	¥126,098	¥23,167,400
Japanese prefectural and municipal bonds	1,055,564	227	9,800	1,045,991
Foreign government and official institution bonds	3,407,036	4,653	132,406	3,279,283
Corporate bonds	1,015,312	10,550	4,271	1,021,591
Residential mortgage-backed securities	1,229,615	255	345	1,229,525
Asset-backed securities	1,239,772	9,251	1,877	1,247,146
Other debt securities	408,467	3,419	7,450	404,436
Total	¥31,643,496	¥34,123	¥282,247	¥31,395,372
Held-to-maturity debt securities:
Japanese national government and Japanese government agency bonds	¥15,191,741	¥4,745	¥97,603	¥15,098,883
Japanese prefectural and municipal bonds	1,999,182	2,048	16,328	1,984,902
Corporate bonds	119,490	93	179	119,404
Residential mortgage-backed securities	4,952,083	3,153	179,537	4,775,699
Asset-backed securities	2,581,466	3,681	6,521	2,578,626
Total	¥24,843,962	¥13,720	¥300,168	¥24,557,514

Contractual Maturities
The amortized cost and fair values of Held-to-maturity debt securities and the fair values of Available-for-sale debt securities at March 31, 2024 by contractual maturity are shown below. Expected maturities may be shorter than contractual maturities because issuers of debt securities may have the right to call or prepay obligations with or without penalties. Debt securities not due at a single maturity date and securities embedded with call or prepayment options, such as mortgage-backed securities, are included in the table below based on their contractual maturities.

	Held-to-maturity debt securities		Available-for-sale debt securities
	Amortized cost	Fair value	Fair value
	(in millions)
Due in one year or less	¥3,540,173	¥3,541,664	¥21,034,934
Due from one year to five years	8,493,590	8,461,176	5,841,097
Due from five years to ten years	6,917,839	6,838,185	1,682,434
Due after ten years	5,892,360	5,716,489	2,836,907
Total	¥24,843,962	¥24,557,514	¥31,395,372
Realized Gains and Losses
For the fiscal years ended March 31, 2022, 2023 and 2024, gross realized gains on sales of Available-for-sale debt securities were ¥85,525 million, ¥107,238 million and ¥124,557 million, respectively, and gross realized losses on sales of Available-for-sale debt securities were ¥36,698 million, ¥169,686 million and ¥274,042 million, respectively.
Impairment Losses on Investment Securities
For the fiscal years ended March 31, 2022 and 2023, impairment losses on Available-for-sale debt securities of ¥47,281 million and ¥359,330 million were included in Investment securities gains (losses)—net in the accompanying consolidated statements of operations. These were mainly the impairment losses on the Available-for-sale debt securities held by MUFG Union Bank, which were reclassified as held for sale, and then sold on December 1, 2022.
For the fiscal year ended March 31, 2024, impairment losses on Available-for-sale debt securities, which mainly comprised of corporate bonds, were included in Investment securities gains (losses)—net in the accompanying consolidated statements of operations and were not material.
For the fiscal years ended March 31, 2022, 2023 and 2024, the MUFG Group’s Held-to-maturity debt securities were guaranteed by Japanese or U.S. government entities or agencies and had a long history of no credit losses or were rated investment grade. Based on the analysis performed, the MUFG Group has the intent and ability to hold these securities to maturity. Therefore, no credit losses were expected on these securities and no impairment loss has been recorded.
Gross Unrealized Losses and Fair Value
The following tables show the gross unrealized losses and fair value of Available-for-sale debt securities at March 31, 2023 and 2024 by length of time that individual securities in each category have been in a continuous loss position:

	Less than 12 months		12 months or more		Total
At March 31, 2023:	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Number of securities
	(in millions, except number of securities)
Available-for-sale debt securities:
Japanese national government and Japanese government agency bonds	¥7,644,337	¥8,066	¥2,105,210	¥115,703	¥9,749,547	¥123,769	438
Japanese prefectural and municipal bonds	962,234	1,781	711,896	14,091	1,674,130	15,872	723
Foreign government and official institution bonds	858,970	18,677	1,436,798	89,695	2,295,768	108,372	118
Corporate bonds	331,411	1,800	249,088	1,177	580,499	2,977	256
Residential mortgage-backed securities	166,778	5	522,774	436	689,552	441	15
Asset-backed securities	310,388	4,170	39,806	194	350,194	4,364	32
Other debt securities	48,804	1,266	47,886	5,576	96,690	6,842	28
Total	¥10,322,922	¥35,765	¥5,113,458	¥226,872	¥15,436,380	¥262,637	1,610

	Less than 12 months		12 months or more		Total
At March 31, 2024:	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Number of securities
	(in millions, except number of securities)
Available-for-sale debt securities:
Japanese national government and Japanese government agency bonds	¥18,640,364	¥9,427	¥1,756,792	¥116,671	¥20,397,156	¥126,098	440
Japanese prefectural and municipal bonds	416,047	1,502	520,133	8,298	936,180	9,800	574
Foreign government and official institution bonds	402,021	9,723	1,895,194	122,683	2,297,215	132,406	97
Corporate bonds	178,960	535	439,771	3,736	618,731	4,271	324
Residential mortgage-backed securities	185,197	14	343,621	331	528,818	345	14
Asset-backed securities	23,810	9	160,109	1,868	183,919	1,877	17
Other debt securities	202,787	54	64,908	7,396	267,695	7,450	56
Total	¥20,049,186	¥21,264	¥5,180,528	¥260,983	¥25,229,714	¥282,247	1,522
Evaluating Available-for-sale debt securities for Impairment losses
The following describes the nature of the MUFG Group’s Available-for-sale debt securities and the conclusions reached in determining whether impairment losses exist.
Japanese national government and Japanese government agency bonds, Japanese prefectural and municipal bonds, Foreign government and official institution bonds
As of March 31, 2024, unrealized losses associated with these securities were deemed to be attributable to changes in market interest rates rather than a deterioration in the creditworthiness of the underlying obligor. Based on a consideration of factors, including cash flow analysis, the MUFG Group expects to recover the entire amortized cost basis of these securities. Accordingly, no credit loss was identified as of March 31, 2024 and no impairment loss has been recorded.
Corporate bonds
As of March 31, 2024, unrealized losses associated with corporate bonds were primarily related to private placement bonds issued by Japanese non-public companies. The credit loss component recognized in earnings is identified as the amount of principal cash flows not expected to be received over the remaining terms of the bonds as estimated using the MUFG Group’s cash flow projections. The key assumptions include probability of default based on credit ratings of the bond issuers and loss given default.
Residential mortgage-backed securities
As of March 31, 2024, unrealized losses on these securities were primarily driven by securities guaranteed by a U.S. government agency or a government-sponsored agency which are collateralized by residential mortgage loans. Unrealized losses mainly resulted from changes in interest rates and not from changes in credit quality. The MUFG Group determined through analysis that no credit loss was identified on such securities as of March 31, 2024 because the strength of the issuers’ guarantees through direct obligations or support from the U.S. government is expected to be sufficient to recover the entire amortized cost basis of these securities.
Asset-backed securities
As of March 31, 2024, unrealized losses on these securities were primarily driven by certain CLOs, highly illiquid securities for which fair values are difficult to determine. Unrealized losses arise from widening credit spreads, deterioration of the credit quality of the underlying collateral, uncertainty regarding the valuation of such securities and the market’s view of the performance of the fund managers. When the fair value of a security is lower than its amortized cost or when any security is subject to a deterioration in credit rating, the MUFG Group undertakes a cash flow analysis of the underlying collateral to estimate the credit loss and confirms the intent and ability to hold these securities until recovery. Based on the analysis performed, no credit loss was identified as of March 31, 2024 and no impairment loss has been recorded.
Equity Securities
The following table presents net realized gains (losses) on sales of equity securities, and net unrealized gains (losses) on equity securities still held at March 31, 2022, 2023 and 2024:

	Fiscal years ended March 31,
	2022	2023	2024
	(in millions)
Net gains (losses) recognized during the period(1)	¥(125,271)	¥104,023	¥1,527,173
Less:
Net gains (losses) recognized during the period on equity securities sold during the period	(38,042)	18,313	114,436
Net unrealized gains (losses) recognized during the reporting period still held at the reporting date	¥(87,229)	¥85,710	¥1,412,737

Note:
(1)Included in Investment securities gains (losses)—net.
Measurement Alternative of Equity Securities
The following table presents the carrying value of nonmarketable equity securities that are measured at cost minus impairment, if any, plus or minus changes resulting from observable price changes (“measurement alternative”), held at March 31, 2023 and 2024:

	2023	2024
	(in millions)
Measurement alternative balance	¥381,928	¥483,213
The related adjustments for these securities for the fiscal years ended March 31, 2022, 2023 and 2024 were as follows:

	Fiscal years ended March 31,
	2022	2023	2024
	(in millions)
Measurement alternative impairment losses(1)(4)	¥(4,299)	¥(8,230)	¥(11,943)
Measurement alternative downward changes for observable prices(1)(2)(3)(5)	¥—	¥(440)	¥(1,567)
Measurement alternative upward changes for observable prices(1)(2)(3)(6)	¥3,067	¥5,090	¥882

Notes:
(1)Included in Investment securities gains (losses)—net.
(2)Under the measurement alternative, nonmarketable equity securities are carried at cost plus or minus changes resulting from observable prices in orderly transactions for the identical or a similar investment of the same issuer.
(3)The MUFG Group applied measurement alternative downward or upward changes to certain nonmarketable equity securities, resulting from observable prices in orderly transactions, such as partial repurchase and transactions by other entities.
(4)The cumulative impairment losses at March 31, 2023 and 2024 were ¥20,151 million and ¥29,569 million, respectively.
(5)The cumulative downward changes for observable prices at March 31, 2023 and 2024 were ¥1,393 million and ¥2,961 million, respectively.
(6)The cumulative upward changes for observable prices at March 31, 2023 and 2024 were ¥59,069 million and ¥58,104 million, respectively.